Investment Objectives and Goals - US Vegan Climate ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	US Vegan Climate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The US Vegan Climate ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate Index (the “Index”).